Commitments	6 Months Ended
Dec. 31, 2023
Commitments [Abstract]
Commitments
Note 16. Commitments

As at 31 December 2023, the Group had commitments of $48,215,000 (30 June 2023: $7,481,000) which are payable in instalments from January 2024 to December 2024.

As at 31 December 2023, total Group commitments are set out in the table below (excludes shipping and taxes).

	31 Dec 2023	30 Jun 2023
	$'000	$'000

Amounts payable within 12 months of balance date	48,215	7,481
Amounts payable after 12 months of balance date	2,941	-

Total Commitments	51,156	7,481